CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK	CONCENTRATIONS OF CREDIT RISK
Concentrations of credit risk exist when changes in economic, industry or geographic factors similarly affect groups of counterparties whose aggregate credit exposure is material in relation to Citigroup’s total credit exposure. Although Citigroup’s portfolio of financial instruments is broadly diversified along industry, product and geographic lines, material transactions are completed with other financial institutions, particularly in the securities trading, derivatives and foreign exchange businesses.
In connection with the Company’s efforts to maintain a diversified portfolio, the Company limits its exposure to any one geographic region, country or individual creditor and monitors this exposure on a continuous basis. At December 31, 2021, Citigroup’s most significant concentration of credit risk was with the U.S. government and its agencies. The Company’s exposure, which primarily results from trading assets and investments issued by the U.S. government and its agencies, amounted to $414.5 billion and $370.1 billion at December 31, 2021 and 2020, respectively. The German, United Kingdom and Japanese governments and their agencies, which are rated investment grade by both Moody’s and S&P, were the next largest exposures. The Company’s exposure to Germany amounted to $48.9 billion and $51.8 billion at December 31, 2021 and 2020, respectively. The Company’s exposure to the United Kingdom amounted to $31.1 billion and $26.0 billion at December 31, 2021 and 2020, respectively. The Company’s exposure to Japan amounted to $30.1 billion and $35.5 billion at December 31, 2021 and 2020, respectively. The foreign government exposures are composed of investment securities, loans and trading assets.
The Company’s exposure to states and municipalities amounted to $22.0 billion and $26.1 billion at December 31, 2021 and 2020, respectively, and was composed of trading assets, investment securities, derivatives and lending activities.